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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey L. Gates          New York, New York   May 15, 2009
   -------------------------------    ------------------   -------------
             [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: $189,297
                                        --------------------
                                           (in thousands)

List of Other Included Managers:   NONE

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                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
ARBITRON INC                         COM       03875Q108     15931  1061338  SH         SOLE               1061338
BLOUNT INTL INC                      COM       095180105     10447  2261168  SH         SOLE               2261168
COLLECTIVE BRANDS INC                COM       19421W100      4819   494800  SH         SOLE                494800
DARLING INTL INC                     COM       237266101     11857  3196005  SH         SOLE               3196005
DAVITA INC                           COM       23918K108     19237   437702  SH         SOLE                437702
DOMTAR CORP                          COM       257559104      1619  1704410  SH         SOLE               1704410
DOVER DOWNS GAMING & ENTMT           COM       260095104      8253  2688167  SH         SOLE               2688167
FINISH LINE INC                      CLA       317923100     11426  1725962  SH         SOLE               1725962
HILLENBRAND INC                      COM       431571108      6449   402801  SH         SOLE                402801
INTERNATIONAL GAME TECHNOLOGY        COM       459902102      5919   642000  SH         SOLE                642000
INTERVAL LEISURE GROUP INC           COM       46113M108      5787  1091772  SH         SOLE               1091772
MCGRAW HILL COS INC                  COM       580645109     18641   815075  SH         SOLE                815075
METHANEX CORP                        COM       59151K108     17553  2247444  SH         SOLE               2247444
PENN NATL GAMING INC                 COM       707569109      9567   396152  SH         SOLE                396152
PENN NATL GAMING INC                 COM       707569959       406   250000  SH   PUT   SOLE                250000
PHILIP MORRIS INTL INC               COM       718172109      6813   191474  SH         SOLE                191474
QUANEX BUILDING PRODUCTS COR         COM       747619104      3459   455146  SH         SOLE                455146
SHUFFLE MASTER                       COM       825549108      3302  1150539  SH         SOLE               1150539
UNIVERSAL CORP VA                    COM       913456109     15767   526971  SH         SOLE                526971
WESTERN UN CO                        COM       959802109     12045   958200  SH         SOLE                958200